Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of borrowing costs [Abstract]
Disclosure of Detailed Information About Borrowings

	As at	As at	As at
	Jun	Jun	Dec
	2019	2018	2018
US Dollar million	Reviewed	Reviewed	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings
A reconciliation of the borrowings included in the statement of financial position is set out in the following table:

Opening balance	2,050	2,268	2,268
Proceeds from borrowings	154	283	753
Repayment of borrowings	(82)	(500)	(967)
Finance costs paid on borrowings	(61)	(60)	(117)
Interest charged to the income statement	62	62	127
Deferred loan fees	(9)	3	—
Reclassification of finance leases to lease liabilities	(60)	—	—
Translation	1	(5)	(14)
Closing balance	2,055	2,051	2,050

Reconciliation of finance costs paid
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	61	60	117
Commitment fees, environmental guarantees fees and other borrowing costs	7	6	13
Total finance costs paid	68	66	130

Reconciliation of lease liabilities
A reconciliation of the lease liabilities included in the statement of financial position is set out in the following table:

Opening balance	—
Lease liabilities recognised	155
Repayment of lease liabilities	(20)
Finance costs paid on lease liabilities	(5)
Interest charged to the income statement	6
Reclassification of finance leases from borrowings	60
Translation	(2)
Closing balance	194

Lease finance costs paid included in the statement of cash flows	5